Average Annual Total Returns - Institutional Class - PIMCO High Yield Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.90%	7.36%	6.19%	6.28%	8.02%	6.63%